Statements Of Financial Condition (USD $)	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Investments in U.S. Treasury notes - at fair value (amortized cost $27,555,881 and $71,463,383)	$ 27,560,017	$ 71,472,453
Net unrealized appreciation on open futures and forward currency contracts	2,573,582	7,842,259
Due from brokers	6,118,430	4,384,023
Cash denominated in foreign currencies (cost $2,849,059 and $8,299,507)	2,621,704	8,309,276
Total equity in trading accounts	38,873,733	92,008,011
INVESTMENTS IN U.S. TREASURY NOTES - at fair value (amortized cost $190,875,374 and $205,231,935)	190,874,789	205,256,695
CASH AND CASH EQUIVALENTS	16,954,930	8,447,500
ACCRUED INTEREST RECEIVABLE	188,240	622,175
TOTAL	246,891,692	306,334,381
LIABILITIES:
Subscriptions by Unitholders received in advance	470,000	641,973
Net unrealized depreciation on open futures and forward currency contracts	684,078	544,585
Due to Managing Owner		536
Accrued brokerage fees	1,188,401	1,444,229
Accrued management fees	30,904	37,971
Redemptions payable to Unitholders	2,807,481	10,798,213
Redemptions payable to Managing Owner	719,598
Accrued expenses	190,677	242,308
Cash denominated in foreign currencies (cost $195,152 and $0)	211,347
Due to brokers		4,386,837
Total liabilities	6,302,486	18,096,652
TRUST CAPITAL:
Total trust capital	240,589,206	288,237,729
TOTAL	246,891,692	306,334,381
Managing Owner Interest [Member]
TRUST CAPITAL:
Total trust capital	5,496,789	6,833,096
Series 1 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	213,611,159	257,057,401
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING	1,071.85	953.24
Series 2 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	50,872	156,016
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING	1,300.38	1,116.03
Series 3 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	18,216,525	21,885,706
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING	1,315.44	1,126.21
Series 4 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	$ 3,213,861	$ 2,305,510
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING	1,450.17	1,209.21